Fees Summary	Oct. 29, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 4,250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	369,750.00
Total Offset Amount	0.00
Net Fee	$ 369,750.00
Narrative - Max Aggregate Offering Amount | shares	4,250,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true